Risk Management (Details) - Schedule of net losses from operational risks - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	$ 12,828	$ 8,366
Fraud [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	977	4,703
Labor related [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	3,215	443
Client / product related [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	13	250
Damage to fixed assets [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	228	(2,592)
Business continuity / Systems [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	144	1,570
Processing [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	$ 8,251	$ 3,992